SHAREHOLDERS' EQUITY - Share Capital (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in equity [abstract]
Balance, beginning of year	$ 1,019
Balance, end of year	$ 823	$ 1,019
Share capital
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares)	86.4	85.8
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan (in shares)	0.5	0.6
Shares repurchased and cancelled in 2018 (in shares)	(3.6)	0.0
Shares to be repurchased under automatic share purchase plan (in shares)	(0.2)	0.0
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)	(1.4)	0.0
Common shares outstanding, end of year (in shares)	81.7	86.4
Changes in equity [abstract]
Balance, beginning of year	$ 1,350	$ 1,341
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	11	9
Shares repurchased and cancelled in 2018	(57)	0
Shares to be repurchased and cancelled under ASPP in 2019	(2)	0
Shares to be repurchased and cancelled under ASPP in 2019	(22)	0
Balance, end of year	$ 1,280	$ 1,350